BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
General and administrative expenses - management fee		$ 9,516	$ 8,018	$ 11,008
Selling and marketing expenses - management fee		5,356	7,069	10,788
Related parties [Member]
Disclosure of transactions between related parties [line items]
General and administrative expenses - management fee	[1]	536	498	641
Selling and marketing expenses - management fee	[2]	68	62	10
General and administrative expenses - sublease income	[3]	133	40	0
Finance income (expense) - Interest in income (expenses) and discount amortization expenses on loans granted to (received from) main shareholders		(46)	(53)	45
Finance income - Revaluation of derivative warrants liabilities granted to main shareholders		103	155	1,450
Finance (income) expenses - Revaluation of prefunded warrants granted to main shareholder		(124)	56	0
Finance expenses - Extension fee and discount amortization expenses in respect of convertible debentures granted to main shareholders		123	87	0
Finance expenses - Compensation expenses in respect of guarantees granted by main shareholder		$ 0	$ 758	$ 0

[1]	Includes compensation for management services incurred indirectly by an entity controlled by the main shareholder.
[2]	On November 1, 2023, IMC Holdings signed a service agreement with a relative of one of the Company's main shareholders (the “Relative”) according to which the Relative provides IMC Holdings with strategy and marketing services within a defined hourly cap as set in the agreement, in return for a fixed monthly amount of NIS 14,000 plus VAT over a period commencing on the aforementioned date through March 31, 2026 unless the Company determines to terminate the agreement in early written notice of 15 days.
[3]	Includes income from subleasing of portion of premises to an entity controlled by the main shareholder based on sublease agreement executed on August 15, 2024, pursuant to IMC Holdings entitles to receive a monthly lease fee over the Initial Lease Period and the Option Period was determined at a fixed amount of NIS 17 thousand linked to ICPI plus VAT over a lease period commenced on August 18, 2024 through August 18, 2025 (the “Initial Lease Period”) which may be extended through August 18, 2026 (the “Option Period”). To fulfill its obligations under the sublease agreement, the lessor has invented a bank guarantee, autonomous, unconditional, prepared for the benefit of IMC Holdings, in total amount equal to four monthly lease fee which will be expired 60 days following the Initial Lease Period or the Option Period. For more information regarding the first amendment of the sublease agreement, see Note 24D below.